EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended February 28, 2015
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	24.64%
From	01-Feb-15	17-Feb-15	16-Mar-15	Floating Allocation Percentage at Month-End	95.37%
To	28-Feb-15	16-Mar-15
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$105,160,610.00		Beginning	-
			Payout	-
Total Collateral	$1,216,300,610.00		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	135.14%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	27
	Total Pool		A1 LIBOR	0.173000%
Beginning Gross Principal Pool Balance	$5,259,566,569.24		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,869,118,224.73)			0.573000%
Investment in New Receivables	$2,078,578,740.03				0.91%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(6,047,549.74)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(522,310,872.59)			Actual	Per $1000
Less Servicing Adjustment	$(3,998,843.09)		Interest A1	236,362.50	0.24
Ending Balance	$4,936,669,819.12		Principal A1	-	$0.00

SAP for Next Period	24.64%				0.24

Average Receivable Balance	$4,832,703,083.16			Actual	Per $1000
Monthly Payment Rate	38.68%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	656,362.50	0.972389%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$11,088,627.82		Excess Cash Flow	1,023,249.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,088,627.82
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-